Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (36,225)	$ 7,850
Unrealized gain (loss) from marketable securities	0	1,718
Foreign currency translation income	889	98
Other comprehensive income	889	1,816
Comprehensive income (loss)	(35,336)	9,666
Comprehensive income (loss) attributable to non-controlling interest	276	209
Comprehensive income (loss) attributable to the Company	$ (35,612)	$ 9,457